PRINCIPAL ACCOUNTING POLICIES - Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Stockholders' Equity Attributable to Parent							¥ (2,344,493)	$ (331,105)	¥ 469,168		¥ 2,146,422	¥ 2,374,133
Consolidated balance sheet
Cash and cash equivalents	¥ 342,504	$ 48,371	¥ 454,890	¥ 478,200	¥ 291,973	¥ 291,973	342,504	48,371	478,200		454,890	800,997		¥ 291,973
Amounts due from related parties							28,070	3,964	51,590
Other receivables, net of provision for credit losses of RMB6,457, RMB6,119 and RMB51,666 as of December 31, 2018 and 2019, and March 31, 2020, respectively							287,753	40,639	440,056			707,404
Inventory							10,314	1,458	13,792			19,380
Prepaid expense and other current assets							137,148	19,369	158,908			417,314
Assets held for sale									230,051			1,001,325
Long-term investments							276,762	39,086	272,936			349,882
Property, equipment and software, net							87,558	12,366	110,114			199,271
Intangible assets, net							139	20	190			21,179
Goodwill							9,541	1,347	9,541			110,424
Total assets							2,647,331	373,876	5,383,096		7,099,293	7,349,390
Accounts payable							132,357	18,692	127,836			156,320
Deferred tax liabilities												4,759
Other payables and accruals							1,175,914	166,072	1,302,292			1,128,068
Total liabilities							¥ 4,991,978	$ 705,003	4,917,976			4,977,747
Consolidated statement of income (loss)
Total revenues	103,861	14,667	335,791	1,588,031	659,090	309,133
Net loss	(2,489,562)	(351,596)	(284,984)	(1,990,128)	(1,538,285)	(2,747,798)
Consolidated statement of cashflows
Net cash used in operating activities	(411,271)	(58,082)	188,061	(1,194,101)	(2,281,333)	(1,834,243)
Net cash (used in)/generated from investing activities	159,898	22,582	6,645	(484,254)	(1,078,617)	(586,843)
Net cash (used in)/generated from financing activities	(165,519)	(23,376)	127,066	73,630	4,274,052	3,288,842
Net increase/(decrease) in cash, cash equivalents and restricted cash	(412,827)	(58,302)	333,755	(1,603,765)	904,824	871,090
Cash and cash equivalents at beginning of the year	478,200		800,997	800,997	291,973
Cash, cash equivalents and restricted cash reclassified as held for sale assets									25,074	$ 3,541		1,001,325		179,202
Cash and cash equivalents at end of the year	342,504	$ 48,371	454,890	478,200	800,997	291,973
Salvage car related business
PRINCIPAL ACCOUNTING POLICIES
Reclassified as assets held for sale									230,100
Reclassified as liabilities held for sale									199,100
VIEs
PRINCIPAL ACCOUNTING POLICIES
Term of interest-free loan agreements							10 years	10 years
Stockholders' Equity Attributable to Parent							¥ 104,000		144,200			144,200
Consolidated balance sheet
Cash and cash equivalents	1,852		67,940	67,940	67,940	105,680	1,852		913		¥ 25,937	67,940	¥ 67,940	¥ 105,680	¥ 105,680
Amounts due from related parties							195,345		201,303			165,940
Accounts receivable							2,613		7,073			6,957
Other receivables, net of provision for credit losses of RMB6,457, RMB6,119 and RMB51,666 as of December 31, 2018 and 2019, and March 31, 2020, respectively							32,578		74,283			95,297
Inventory							2,120		2,120			2,120
Prepaid expense and other current assets							2,545		2,600			22,364
Assets held for sale									150,767
Long-term investments							6,065		30,028			27,427
Property, equipment and software, net							4,224		4,398			12,436
Intangible assets, net							375		11,085			17,295
Goodwill												38,246
Total assets							247,717		484,570			456,022
Accounts payable							4		3			7,379
Amounts due to related parties							779,960		880,079			914,109
Current portion of long-term borrowings												281
Liabilities held for sale									176,902
Deferred tax liabilities									2,667			3,725
Other payables and accruals							74,018		191,902			249,841
Total liabilities							¥ 853,982		1,251,553			¥ 1,175,335
Consolidated statement of income (loss)
Total revenues	6,393			160,626	416,578	244,830
Cost of revenues	(4,828)			(46,670)	(156,093)	(130,099)
Net loss	44,704			(47,672)	(85,882)	(603,030)
Consolidated statement of cashflows
Net cash used in operating activities	(31,962)			(45,393)	(51,713)	(584,072)
Net cash (used in)/generated from investing activities	157,405			3,071	(67,516)	(5,529)
Net cash (used in)/generated from financing activities	(149,528)			319	81,489	604,314
Net increase/(decrease) in cash, cash equivalents and restricted cash	(24,085)			(42,003)	(37,740)	14,713
Cash and cash equivalents at beginning of the year	913		67,940	67,940	105,680	90,967
Cash, cash equivalents and restricted cash reclassified as held for sale assets									¥ 25,024
Cash and cash equivalents at end of the year	¥ 1,852		¥ 25,937	¥ 913	¥ 67,940	¥ 105,680